Other liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of other liabilities [Abstract]
Other liabilities	Note 27: Other liabilities

	2024 £m	2023 £m
Third party interests in consolidated funds[1]	10,706	10,518
Lease liabilities	1,261	1,632
Disposal group liabilities[2]:
Liabilities arising from insurance contracts	5,268	–
Other creditors and accruals	8,683	6,876
Total other liabilities	25,918	19,026
1Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.
2Further information on the disposal group is provided in note 24.
The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section on page 188.